Remuneration and other benefits paid to the Bank’s directors and senior managers	12 Months Ended
Dec. 31, 2023
Remuneration And Other Benefits Paid To The Bank's Directors And Senior Managers [Abstract]
Remuneration and other benefits paid to the Bank's directors and senior managers	Remuneration and other benefits paid to the Bank’s directors and senior managers
The following section contains qualitative and quantitative disclosures on the remuneration paid to the members of the board of directors —both executive and non-executive directors— and senior managers for 2023 and 2022:
a) Remuneration of Directors
i. Bylaw-stipulated emoluments
The annual general meeting held on 22 March 2013 approved an amendment to the Bylaws, whereby the remuneration of directors in their capacity as board members became an annual fixed amount determined by the annual general meeting. This amount shall remain in effect unless the shareholders resolve to change it at a general meeting. However, the board of directors may elect to reduce the amount in any years in which it deems such action justified.
The maximum remuneration established by the annual general meeting was EUR 6 million in 2023 (EUR 6 million in 2022), with two components: (a) an annual emolument and (b) attendance fees.
The specific amount payable for the above-mentioned items to each of the directors is determined by the board of directors. For such purpose, it takes into consideration the positions held by each director on the board, their membership of the board and the board committees and their attendance to the meetings thereof, and any other objective circumstances considered by the board.
The total Bylaw-stipulated emoluments earned by the directors in 2023 amounted to EUR 5.3 million (EUR 4.7 million in 2022).
Annual allotment
In accordance with the remuneration policy approved at the general shareholders' meeting on 31 March 2023, the annual allotment for board and committee membership (except for the executive committee) increased EUR 3,000 compared to the amount approved and established for 2022. Each director received the amounts for serving on the board and its committees and positions held in them included in the chart below for 2022 and 2023:

Amount per director in euros	2023	2022
Members of the board of directors	98,000	95,000
Members of the executive committee	170,000	170,000
Members of the audit committee	43,000	40,000
Members of the appointments committee	28,000	25,000
Members of the remuneration committee	28,000	25,000
Members of the risk supervision, regulation and compliance committee	43,000	40,000
Members of the responsible banking, sustainability and culture committee	18,000	15,000
Members of the innovation and technology committee	28,000	25,000
Chair of the audit committee	70,000	70,000
Chair of the appointments committee	50,000	50,000
Chair of the remuneration committee	50,000	50,000
Chair of the risk supervision, regulation and compliance committee	70,000	70,000
Chair of the responsible banking, sustainability and culture committee	50,000	50,000
Chair of the innovation and technology committee	70,000	70,000
Lead independent directorA	110,000	110,000
Non-executive Vice Chair	30,000	30,000
A.Since 2015, Bruce Carnegie-Brown has been allocated EUR 700,000 (including annual allowances and attendance fees) in minimum total annual pay set for the lead independent director, for his services to the board and its committees, particularly as Chair of the nomination and remuneration committees and also as lead independent director; and for the required time and dedication to perform these roles. Bruce Carnegie-Brown has stepped down from his role of Lead Independent Director on 1 October 2023, when he has been succeeded in this position by Glenn Hutchins.
Attendance fees
The directors receive fees for attending board and committee meetings, excluding executive committee meetings, where no attendance fees are received.
For 2023 the board voted to keep the same amounts set out in the 2022 policy.
The fees have not been modified since 2016. For 2023 and 2022 they are as follows:

Attendance fees per director per meeting in euros	2023	2022
Board of directors	2,600	2,600
Audit committee and risk supervision, regulation and compliance committee	1,700	1,700
Other committees (excluding executive committee)	1,500	1,500
ii. Salaries
The executive directors receive salaries. In accordance with the policy approved by the annual general meeting, salaries are composed of a fixed annual remuneration and a variable one, which consists in a unique incentive, which is a deferred variable remuneration plan linked to multi-year objectives, which establishes the following payment scheme:
•40% of the variable remuneration amount, determined at year-end on the basis of the achievement of the established objectives, is paid immediately.
•The remaining 60% is deferred over five years, to be paid in five portions, provided that the conditions of permanence in the Group and non-concurrence of the malus clauses are met, and subject to long term metrics, taking into account the following accrual scheme:
–The accrual of the first and second portion (payment in 2025 and 2026) will be conditional on none of the malus clauses being triggered.
–The accrual of the third, fourth, and fifth portion (payment in 2027, 2028 and 2029), is linked to objectives related to the period 2023—2025 and the metrics and scales associated with these objectives. The fulfilment of the objectives determines the percentage to be paid of the deferred amount in these three annuities, and these targets can reduce these amounts and the number of deferred instruments, or increase them up to a maximum achievement ratio of 125%, so executives have the incentive to exceed their targets.
In accordance with current remuneration policies, the amounts already paid will be subject to a possible recovery (clawback) by the Bank during the period set out in the policy in force at each moment.
The immediate payment (or short-term), as well as each deferred payment (linked to long term metrics and not linked to long-term metrics) will be settled 50% in cash and the remaining 50% in instruments, consisting of Banco Santander, S.A. shares, Banco Santander, S.A. share options and restricted stock units (RSUs) of PagoNxt, split as:
◦ the amount of PagoNxt RSUs set for each year; and
◦ the rest, all in instruments of Banco Santander, S.A. The executive director must decide between receiving such amount all in shares, or receiving in equal parts shares and share options of Banco Santander, S.A. In 2023 both directors have chosen all in shares.
Comparative of executive remuneration (Chair and CEO)
The board voted to maintain the same target incentive for Ana Botín in 2023 as in 2022 and established a variable remuneration target for Hector Grisi of EUR 4,200 thousand (aligned with that of his predecessor José Antonio Álvarez). In turn, after five years with no review of gross annual salary, the board resolved that Ana Botín’s gross annual salary would increase a 3% in respect of 2022.

Variable contributions to pensions were not modified in 2023, so the amounts are the 22% of the 30% of the last three assigned bonus' average.
In 2023, Santander’s strong performance and excellent execution of our strategy enabled us to deliver record attributable profit of EUR 11,076 million (+15.3% vs. 2022) and a capital ratio of 12.30% (achieving our public target). We also achieved a very high total shareholder return of 40.5%( 5% above our official group of nine peers in relative terms). Because of the double digit growth in net profit coupled with the highest TSR in the last 14 years, the board approved to maintain the same bonus pool as in 2022 at 138.91% for which an extraordinary adjustment of + 15.57% was made, in the same manner as the 2021 and 2019 pools were both reduced by extraordinary adjustments (due to worse shareholders return), with a combined impact of -30%.
As a result, and considering the exceptional contribution made by the Chairman and the CEO to the achievement of these exceptional figures, on the basis of the detailed pool disclosed in the Remuneration section, and due to the fulfillment of their individual objectives, the board of directors, upon recommendation of the remuneration committee, approved the variable remuneration disclosed below, which means an increase of 5% of Executive Chair's total compensation, and a reduction of 9% in the case of Héctor Grisi (compared to his predecessor).
Moreover, the ratio of executive directors’ total remuneration to underlying attributable profit fell to 0.19% from 0.23% in 2022.
iii. Detail by director
The detail, by bank director, of the short-term (immediate) and deferred (not subject to long-term goals) remuneration for 2023 and 2022 is provided below:

EUR thousand
	2023
	Bylaw-stipulated emoluments
	Annual emolument
	BoardF	Executive committee	Audit committee	Appointments committee	Remuneration committee	Risk supervision, regulation and compliance oversight committee	Responsible banking, sustainability and culture committee	Innovation and technology committee	Attendance fees and commissions
Ana Botín	98	170	—	—	—	—	—	98	45
Héctor GrisiA	98	170	—	—	—	—	—	28	44
José Antonio Álvarez	128	170	—	—	—	—	—	28	45
Bruce Carnegie-Brown	203	127	—	78	66	—	—	21	81
Homaira Akbari	98	—	43	—	—	—	18	28	78
Javier BotínB	98	—	—	—	—	—	—	—	39
Sol Daurella	98	—	—	28	28	—	18	—	77
Henrique de Castro	98	—	43	—	28	—	—	28	87
Gina Díez	98	—	—	28	—	—	17	—	68
Luis Isasi	98	170	—	—	28	43	—	—	78
Ramiro Mato	98	170	43	—	—	43	68	—	96
Belén Romana	98	170	43	—	—	113	18	28	102
Pamela Walkden	98	—	113	—	—	43	—	—	87
Germán de la Fuente	98	—	43	—	—	43	—	—	87
Glenn Hutchins[2]	193	—	—	28	41	—	—	28	83
Álvaro CardosoC	—	—	—	—	—	—	—	—	—
R. Martín ChavezD	—	—	—	—	—	—	—	—	—
Sergio RialE	—	—	—	—	—	—	—	—	—
Total 2023	1,700	1,147	328	162	191	285	139	287	1,096
Total 2022	1,561	1,020	301	139	159	241	114	229	930
A. Director since 1 January 2023.
B.All amounts received were reimbursed to Fundación Botín.
C.Stepped down as director on 1 April 2022.
D.Stepped down as director on 1 July 2022.
E.Stepped down as director on 1 January 2023.
F.Also includes emoluments for other roles in the board.
1. Includes EUR 1,000 thousand for the role as non-executive Chair of Santander España and for Santander España board and committees meetings for Luis Isasi. For José Antonio Álvarez, this amount includes remuneration as strategic advisor of Grupo Santander, life and health insurance contributions (EUR 722 thousand) and the supplement for having waived the death and disability policy (EUR 710 thousand).
2. From 1 October 2023, the Lead Independent Director, non-executive Vice Chair and Chair of remuneration committee is Mr. Glenn Hutchins, succeeding Mr. Carnegie-Brown.

	2023									2022

	Short-term and deferred (not subject to long-term goals) salaries of executive directors

	Fixed	Variable - immediate payment		Deferred variable
		In cash	In instruments	In cash	In instruments	Total	Pension contribution	Other remuneration[1]	Total	Total
Ana Botín	3,271	1,780	1,780	1,068	1,068	8,967	1,144	1,022	11,544	11,001
Héctor GrisiA	3,000	1,220	1,220	732	732	6,904	966	47	8,257	—
José Antonio Álvarez	—	—	—	—	—	—	—	3,182	3,553	9,086
Bruce Carnegie-Brown	—	—	—	—	—	—	—	—	576	700
Homaira Akbari	—	—	—	—	—	—	—	—	265	244
Javier BotínB	—	—	—	—	—	—	—	—	137	129
Sol Daurella	—	—	—	—	—	—	—	—	249	230
Henrique de Castro	—	—	—	—	—	—	—	—	284	261
Gina Díez	—	—	—	—	—	—	—	—	211	172
Luis Isasi	—	—	—	—	—	—	—	1,000	1,417	1,412
Ramiro Mato	—	—	—	—	—	—	—	—	518	500
Belén Romana	—	—	—	—	—	—	—	—	572	549
Pamela Walkden	—	—	—	—	—	—	—	—	341	323
Germán de la Fuente	—	—	—	—	—	—	—	—	271	137
Glenn Hutchins[2]	—	—	—	—	—	—	—	—	372	10
Álvaro CardosoC	—	—	—	—	—	—	—	—	—	39
R. Martín ChavezD	—	—	—	—	—	—	—	—	—	147
Sergio RialE	—	—	—	—	—	—	—	—	—	131
Total 2023	6,271	3,000	3,000	1,800	1,800	15,871	2,110	5,251	28,567	—
Total 2022	5,717	2,827	2,829	1,697	1,697	14,767	1,892	3,719		25,071
Footnotes in previous table.

Following is the detail by executive director of the salaries linked to multi-year objectives at their fair Value, which will only be received if the conditions of permanence in the Group, non-applicability of malus clauses and achievement of the established objectives are met (or, as the case may be, of the minimum thresholds thereof, with the consequent reduction of amount agreed-upon at the end of the year) in the terms described in Note 46.

EUR thousand
	2023				2022
	Variable subject to long-term objectives[1]
	In cash	In shares	In RSUs	Total	Total
Ana Botín	1,121	911	210	2,243	2,128
Héctor Grisi	769	592	176	1,537	—
José Antonio Álvarez	—	—	—	—	1,436
Total	1,890	1,504	386	3,780	3,564
1. Corresponds with the fair value of the maximum amount they are entitled to in a total of 3 years: 2027, 2028 and 2029, subject to conditions of continued service, with the exceptions provided, and to the non-applicability of malus clauses and achievement of the objectives established.
The fair value has been determined at the grant date based on the valuation report of an independent expert, Willis Towers Watson. Based on the design of the plan for 2023 and the levels of achievement of similar plans in comparable entities, the fair value considered is 70% of the variable remuneration subject to long-term objectives. (see note 46).
Note 5.e below includes disclosures on the shares delivered from the deferred remuneration schemes in place in previous years and for which delivery conditions were met, as well as on the maximum number of shares that may be received in future years in connection with the aforementioned 2023 and 2022 variable remuneration plans.
b) Remuneration of the board members as representatives of the Bank
By resolution of the executive committee, all the remuneration received by the Bank’s directors who represent the Bank on the boards of directors of listed companies in which the Bank has a stake, paid by those companies and relating to appointments made on or after 18 March 2002, accrues to the Group. In 2023 the Bank’s directors did not receive any remuneration in respect of these representative duties.
On the other hand, in their personal capacity, in 2023 Homaira Akbari was paid USD 120 thousand (EUR 111 thousand) as member of the board of Santander Consumer USA Holdings, Inc. and EUR 200 thousand as member of the board of PagoNxt S.L., and Henrique de Castro and José Antonio Álvarez were each paid the same EUR 200 thousand as members of the board of PagoNxt S.L. José Antonio Álvarez also received BRL 755 thousand (EUR 141 thousand) as member of Banco Santander (Brasil) S.A. Likewise, Pamela Walkden was paid GBP 132 thousand (EUR 152 thousand) as member of Santander UK plc and Santander UK Group Holdings.
Likewise, Luis Isasi was paid EUR 1,000 thousand as non-Executive Chair of the board of Santander España and for attending its board and committee meetings (amounts paid by Banco Santander, S.A.).

And finally, José Antonio Álvarez, as strategic adviser of Grupo Santander, received fixed remuneration of EUR 1,750 thousand. In addition, he received the life and health insurance contributions, and the supplement for having waived the death and disability policy.
c) Post-employment and other long-term benefits
In 2012, the contracts of Ana Botín and other members of the Bank's senior management with defined benefit pension commitments were modified to transform these commitments into a defined contribution system, which covers the contingencies of retirement, disability and death. From that moment on, the Bank makes annual contributions to their pension system for their benefit.
This system gives them the right to receive benefits upon retirement, regardless of whether or not they are active at the Bank at such time, based on contributions to the system, and replaced their previous right to receive a pension supplement in the event of retirement.
The initial balance for Ana Botín in the new defined benefits system corresponded to the market value of the assets from which the provisions corresponding to the respective accrued obligations had materialised on the date on which the old pension commitments were transferred into the new benefits system.
Since 2013, the Bank has made annual contributions to the benefits system for executive directors and other members of executive team, in proportion to their respective pensionable bases, until they leave Grupo Santander or until their retirement within the Group, death, or disability.
The benefit plan system is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., and the economic rights of the foregoing directors under this plan belong to them regardless of whether or not they are active at the Bank at the time of their retirement, death or disability.
In accordance with the provisions of the remuneration regulations, contributions made calculated on variable remuneration are subject to the discretionary pension benefits regime. Under this regime, contributions are subject to malus clauses and clawback according to the policy in force at any given time and during the same period in which the variable remuneration is deferred.
Furthermore, they must be invested in bank shares for a period of five years from the date when the executive director leaves the Group, regardless of whether or not they leave to retire. Once that period has elapsed, the amount invested in shares will be reinvested, along with the remainder of the cumulative balance corresponding to the executive director, or it will be paid to the executive director or to their beneficiaries in the event of a contingency covered by the benefits system.

As per the director´s remuneration policy approved at the 23 March 2018 general shareholder´s meeting, the system was changed with a focus on:
•Aligning the annual contributions with practices of comparable institutions.
•Reducing future liabilities by eliminating the supplementary benefits scheme in the event of death (death of spouse or parent) and permanent disability of serving directors.
•Not increasing total costs for the Bank.
The changes to the system were the following:
•Fixed and variable pension contributions were reduced to 22% of the respective pensionable bases. The gross annual salaries and the benchmark variable remuneration were increased in the corresponding amount with no increase in total costs for the Bank. The pensionable base for the purposes of the annual contributions for the executive directors is the sum of fixed remuneration plus 30% of the average of their last three variable remuneration amounts. For Héctor Grisi, CEO from 1 January 2023, since he has not been in position for three years, the calculation of variable portion was calculated with his gross variable remuneration agreed in that year.
•The death and disability supplementary benefits were eliminated since 1 April 2018. A fixed remuneration supplement (included in other remuneration in section a.iii in this note) was implemented the same date.
•The total amount insured for life and accident insurance was increased.
The provisions recognised in 2023 and 2022 for retirement pensions were as follows:

EUR thousand
	2023	2022
Ana Botín	1,144	1,081
Héctor Grisi	966	—
José Antonio Álvarez	—	811
Total	2,110	1,892
Following is a detail of the balances relating to each of the directors under the welfare system as of 31 December 2023 and 2022:

EUR thousand
	2023	2022
Ana Botín	49,257	46,725
Héctor Grisi	585	—
José Antonio Álvarez	19,495	18,958
Total	69,338	65,683
d) Insurance
The Group pays for life insurance policies for the Bank’s directors, who will be entitled to receive benefits if they are declared disabled. In the event of death, the benefits will be payable to their heirs. The premiums paid by the Group are included in the 'Other remuneration' column of the table shown in Note 5.a.iii above. Also, the following table provides information on the sums insured for the Bank’s directors:

Insured capital
EUR thousand
	2023	2022
Ana Botín	21,054	20,988
Héctor Grisi	50	—
José Antonio Álvarez	11,910	17,345
Total	33,014	38,333
The insured capital has been modified in 2018 for Ana Botín as part of the pension systems transformation set out in note 5.c) above, which has encompassed the elimination of the supplementary benefits systems (death of spouse and death of parent) and the increase of the life insurance annuities.
During 2023 and 2022, the Group has disbursed a total amount of EUR 13.2 million and EUR 48.2 million, respectively, for the payment of civil-liability insurance premiums. These premiums correspond to several civil-liability insurance policies that hedge, among others, directors, senior management and other managers and employees of the Group and the Bank itself, as well as its subsidiaries, in light of certain types of potential claims of third parties. For this reason, it is not possible to disaggregate or individualize the amount that correspond to the directors and executives.
As of 31 December 2023 and 2022, no life insurance commitments exist for the Group in respect of any other directors.

e) Deferred variable remuneration systems
The following information relates to the maximum number of shares to which the executive directors are entitled at the beginning and end of 2023 and 2022 due to their participation in the deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to 2023 and prior years, as well as on the deliveries, in shares or in cash, made to them in 2023 and 2022 once the conditions for the receipt thereof had been met (see Note 46):
i) Deferred conditional variable remuneration plan
From 2011 to 2015, the bonuses of executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration that puts them on the same remuneration level as senior management and employees who assume risk (all of whom are referred to as identified staff) have been approved by the board of directors and instrumented, respectively, through various cycles of the deferred conditional variable remuneration plan. Application of these cycles, insofar as they entail the delivery of shares to the plan beneficiaries, was authorized by the related annual general meetings.
The purpose of these plans was to defer a portion of the bonus of the plan beneficiaries (60% in the case of executive directors) over a period of five years (three years for the plans approved up to 2014) for it to be paid, where appropriate, in cash and in Santander shares. The remaining 40% portion of the bonus is paid in cash and Santander shares (in equal parts), upon commencement of this plan, in accordance with the rules set forth below.
In addition to the requirement that the beneficiary remains in Grupo Santander’s employ, the accrual of the deferred remuneration was conditional upon none of the following circumstances existing in the opinion of the board of directors -following a proposal of the remuneration committee-, in relation to the corresponding year, in the period prior to each of the deliveries: (i) poor financial performance of the Group; (ii) breach by the beneficiary of internal regulations, including, in particular, those relating to risks; (iii) material restatement of the Group’s consolidated financial statements, except when it is required pursuant to a change in accounting standards; or (iv) significant changes in the Group’s economic capital or its risk profile. All the foregoing shall be subject in each case to the regulations of the relevant plan cycle.
Similarly, Banco Santander can clawback any paid variable amounts in the scenarios and for the period dictated by the terms and conditions in the said policy.
On each delivery, the beneficiaries are paid an amount in cash equal to the dividends paid for the amount deferred in shares and the interest on the amount deferred in cash. If the Santander Dividendo Elección scrip dividend scheme is applied, payment will be based on the price offered by the Bank for the bonus share rights corresponding to those shares.
The maximum number of shares to be delivered is calculated taking into account the daily volume-weighted average prices for the 15 trading sessions prior to the date on which the board of directors approves the bonus for the Bank’s executive directors for each year.
This plan and the Performance Shares (ILP) plan described below have been integrated for the executive directors and other senior managers in the deferred variable compensation plan linked to multiannual objectives, in the terms approved by the General Meeting of Shareholders held on March 18, 2016.
2021 was the last financial year in which a payment was made in application of this plan.
ii) Deferred variable compensation plan linked to multiannual objectives
In the annual shareholders meeting of 18 March 2016, with the aim of simplifying the remuneration structure, improving the ex-ante risk adjustment and increasing the incidence of long-term objectives, the bonus plan (deferred and conditioned variable compensation plan) and ILP were replaced by one single plan.
The variable remuneration of executive directors and certain executives (including senior management) corresponding to 2023 has been approved by the board of directors and implemented through the eighth cycle of the deferred variable remuneration plan linked to multi-year objectives. The application of the plan was authorised by the annual general meeting of shareholders, as it entails the delivery of shares to the beneficiaries.
As indicated in section a.ii of this note, 60% of the variable remuneration amount is deferred over five years for executive directors, to be paid, where appropriate, in five portions, provided that the conditions of permanence in the Group, according to the following accrual scheme:
•The accrual of the first and second parts (instalments in 2025 and 2026) is conditional on none of the malus clauses being triggered.
•The accrual of the third, fourth and fifth parts (instalments in 2027, 2028 and 2029) is linked to non-concurrence of malus clauses and the fulfilment of certain objectives related to the 2022‑ 2025 period. These objectives and their respective weights are:
–Banco Santander’s consolidated Return on tangible equity (RoTE) target in 2025 (weight of 40%).
–Relative performance of Banco Santander's total shareholder return (TSR) in 2023-2025 in respect of the weighted TSR of a peer group comprising 9 credit institutions, with the appropriate TSR ratio based on the group’s TSR among its peers (weight of 40%).
–Four ESG (environmental, social and governance) metrics. Each of the four Responsible banking targets have the same weighting (and total weight of ESG objective, 20%).
The degree of compliance with the above objectives determines the percentage to be applied to the deferred amount in these three annuities, with a maximum achievement ratio of 125%, so executives have the incentive to exceed their targets.
Both the immediate (short-term) and each of the deferred (long-term and conditioned) portions are paid 50% in cash and the remaining 50% in instruments.
The accrual of deferred amounts (whether or not subject to performance measures) is conditioned, in addition to the permanence of the beneficiary in the Group, to non-occurrence, during the period prior to each of the deliveries, of any the circumstances giving rise to the application of malus as set out in the Group’s remuneration policy in its chapter related to malus and clawback. Likewise, the amounts already paid of the incentive will be subject to clawback by the Bank in the cases and during the term foreseen in said policy, and in accordance with the terms and conditions foreseen in it.
Malus and clawback clauses are triggered by poor financial performance of Banco Santander, a division or area, or exposures from staff as a result of an executive(s)’s management of, at least, one of these factors:
(i)Significant failures in risk management committed by the entity, or by a business unit or risk control.
(ii)The increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures.
(iii)Regulatory sanctions or judicial sentences from events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity.
(iv)Irregular conduct, whether individual or collective. In this regard, the negative effects derived from the marketing of inappropriate products and the responsibilities of the people or bodies that made those decisions will be specially considered.
In addition to the existing policy on malus and clawback clauses of our remuneration policy, the board of directors of Banco Santander at its meeting held on 28 November 2023, following the proposal from the remuneration committee on 27 November 2023, approved an addendum to our remuneration policy to comply with new SEC (US Securities and Exchange Commission) regulations relating to the recoupment of compensation erroneously received by the executive directors of Banco Santander, S.A. and senior management (according to the regulation) in the event of a financial restatement, as defined under the rule, resulting from material noncompliance with financial reporting requirements under federal securities laws. The new addendum to our remuneration policy, entitled "Financial Statement Restatement Compensation", is included as an exhibit to our Annual Report on Form 20-F report filed with the SEC.
Effective from 2023 variable remuneration plan, the maximum number of shares to be delivered is calculated by taking into account the average weighted daily volume of the average weighted listing prices corresponding to the fifty trading sessions prior to the previous Friday (excluded) to the date on which the bonus is agreed by the board of executive directors of the Bank.

iii) Shares assigned by deferred variable remuneration plans
The following table shows the number of Santander shares assigned to each director already in service and pending delivery as of 1 January 2022, 31 December 2022 and 31 December 2023, as well as the gross shares that were delivered to them in 2022 and 2023, either in the form of an immediate payment or a deferred payment. In this case after having been appraised by the board, at the proposal of the remuneration committee, that the corresponding one-fifth of each plan had accrued. They come from the deferred conditional and linked to multi-year objectives in 2017, 2018, 2019, 2020, 2021, 2022 and 2023 were formalized.

Share-based variable remuneration
	Maximum number of shares to be delivered at January 1,2022	Shares delivered in 2022 (immediate payment 2021 variable remuneration)	Shares delivered in 2022 (deferred payment 2020 variable remuneration)	Shares delivered in 2022 (deferred payment 2019 variable remuneration)	Shares delivered in 2022 (deferred payment 2018 variable remuneration)	Shares delivered in 2022 (deferred payment 2017 variable remuneration)	Variable remuneration 2022 (Maximum number of shares to be delivered)
2017 variable remuneration
Ana Botín	62,722	—	—	—	—	(31,361)	—
José Antonio Álvarez	41,946	—	—	—	—	(20,973)	—
	104,668					(52,334)
2018 variable remuneration
Ana Botín	103,201	—	—	—	(34,400)	—	—
José Antonio Álvarez	68,963	—	—	—	(22,988)	—	—
	172,164				(57,388)
2019 variable remuneration
Ana Botín	425,853	—	—	(106,463)	—	—	—
José Antonio Álvarez	284,599	—	—	(71,150)	—	—	—
	710,452			(177,613)
2020 variable remuneration
Ana Botín	186,369	—	(37,274)	—	—	—	—
José Antonio Álvarez	101,229	—	(20,246)	—	—	—	—
	287,598		(57,520)
2021 variable remuneration
Ana Botín	1,480,622	(592,249)	—	—	—	—	—
José Antonio Álvarez	999,259	(399,704)	—	—	—	—	—
	2,479,881	(991,953)
2022 variable remuneration
Ana Botín	—	—	—	—	—	—	631,829
José Antonio Álvarez	—	—	—	—	—	—	426,475
							1,058,305
2023 variable remuneration[1]
Ana Botín	—	—	—	—	—	—	—
Héctor Grisi	—	—	—	—	—	—	—

1.For each director, 40% of the shares indicated correspond to the short-term variable (or immediate payment). The remaining 60% is deferred for delivery, where appropriate, by fifths in the next five years, the last three being subject to the fulfilment of multiannual objectives.

Maximum number of shares to be delivered at December 31, 2022	Instruments matured but not consolidated at January 1, 2023[2]	Shares delivered in 2023 (immediate payment 2022 variable remuneration)	Shares delivered in 2023 (deferred payment 2021 variable remuneration)	Shares delivered in 2023 (deferred payment 2020 variable remuneration)	Shares delivered in 2023 (deferred payment 2019 variable remuneration)	Shares delivered in 2023 (deferred payment 2018 variable remuneration)	Shares delivered in 2023 (deferred payment 2017 variable remuneration)	Variable remuneration 2023 (Maximum number of shares to be delivered)	Maximum number of shares to be delivered at December 31, 2023

31,361	—	—	—	—	—	—	(31,361)	—	—
20,973	—	—	—	—	—	—	(20,973)	—	—
52,334							(52,334)

68,800	—	—	—	—	—	(34,400)	—	—	34,400
45,975	—	—	—	—	—	(22,988)	—	—	22,988
114,776						(57,388)			57,388

319,390	(106,453)	—	—	—	(35,452)	—	—	—	177,485
213,449	(71,143)	—	—	—	(23,693)	—	—	—	118,614
532,839	(177,595)				(59,145)				296,099

149,095	—	—	—	(37,274)	—	—	—	—	111,821
80,983	—	—	—	(20,246)	—	—	—	—	60,737
230,078				(57,520)					172,558

888,373	—	—	(177,675)	—	—	—	—	—	710,698
599,555	—	—	(119,911)	—	—	—	—	—	479,644
1,487,928			(297,586)						1,190,342

631,829	—	(273,410)	—	—	—	—	—	—	358,419
426,475	—	(184,521)	—	—	—	—	—	—	241,954
1,058,305		(457,931)							600,374

—	—	—	—	—	—	—	—	1,127,208	1,127,208
—	—	—	—	—	—	—	—	749,143	749,143
								1,876,351	1,876,351

2.The levels of achievement of the multi-year metrics of the long-term variable remuneration plans:

1) Fifth cycle of the deferred multi-year objectives variable remuneration plan (2020): 83.3% of achievement for the period 2020-2022.
a. CET1 metric at 100% of achievement for 2022 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 150% of achievement (target growth of 10%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%.

2) Fourth cycle of the deferred multi-year objectives variable remuneration plan (2019): 33.3% of achievement for the period 2019-2021.
a. CET1 metric at 100% of achievement for 2021 year-end period (target 12.00%). Weight of 33.3%.
b. Underlying BPA growth at 0% of achievement (target growth of 15%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%.

3) Third cycle of the deferred multi-year objectives variable remuneration plan (2018): 33.3% of achievement for the period 2018-2020.
a. CET1 metric at 100% of achievement for 2020 year-end period (target 11.30%). Weight of 33.3%.
b. Underlying BPA growth at 0% of achievement (target growth of 25%). Weight of 33.3%.
c. TSR metric at 0% of achievement (minimum target of 33% not reached). Weight of 33.3%.
Furthermore, the maximum number of RSUs of PagoNxt, S.L. to be delivered under the current plan is 9,529 and 8,005 units for Ana Botín and Héctor Grisi, respectively.
In addition, the table below shows the cash delivered in 2023 and 2022, by way of either immediate payment or deferred payment, in the latter case once the Board had determined, at the proposal of the remuneration committee, that one-fifth relating to each plan had accrued:

EUR thousand
	2023		2022
	Cash paid (immediate payment 2022 variable remuneration)	Cash paid (deferred payments from 2021, 2020, 2019 and 2018 variable remuneration)	Cash paid (immediate payment 2021 variable remuneration)	Cash paid (deferred payments from 2020, 2019, 2018 and 2017 variable remuneration)
Ana Botín	1,689	1,117	1,838	1,102
Héctor Grisi	1,823	697	—	—
José Antonio Álvarez	1,140	737	1,241	726
Total	4,652	2,551	3,079	1,827
iv) Information on former members of the board of directors
The chart below includes information on the maximum number of shares to which former members of the board of directors, are entitled for their participation in the various deferred variable remuneration systems, which instrumented a portion of their variable remuneration relating to the years in which they were executive directors. Also set forth below is information on the deliveries, whether in shares or in cash, made in 2023 and 2022 to former board members, upon achievement of the conditions for the receipt thereof (see note 46):

Maximum number of shares to be delivered
	2023	2022
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	—
Deferred conditional variable remuneration plan and linked to objectives (2017)	—	33,783
Deferred conditional variable remuneration plan and linked to objectives (2018)	29,860	36,543
Deferred conditional variable remuneration plan and linked to objectives (2019)	48,980	98,092
Deferred conditional variable remuneration plan and linked to objectives (2020)	106,536	—
Deferred conditional variable remuneration plan and linked to objectives (2021)	300,000	—
Deferred conditional variable remuneration plan and linked to objectives (2022)	—	—

Number of shares delivered
	2023	2022
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	60,251
Deferred conditional variable remuneration plan and linked to objectives (2017)	6,145	33,783
Deferred conditional variable remuneration plan and linked to objectives (2018)	29,860	18,272
Deferred conditional variable remuneration plan and linked to objectives (2019)	24,490	32,698
Deferred conditional variable remuneration plan and linked to objectives (2020)	42,632	—
Deferred conditional variable remuneration plan and linked to objectives (2021)	75,000	—
Deferred conditional variable remuneration plan and linked to objectives (2022)	—
In addition, EUR 1,417 thousand and EUR 2,759 thousand relating to the deferred portion payable in cash of the aforementioned plans were paid each in 2023 and 2022.
f) Loans
Grupo Santander’s direct risk exposure to the bank’s directors and the guarantees provided for them are detailed below. These transactions were made on terms equivalent to those that prevail in arm’s-length transactions or the related compensation in kind was recognized:

EUR thousand
	2023			2022
	Loans and credits	Guarantees	Total	Loans and credits	Guarantees	Total
Ana Botín	26	—	26	20	—	20
José Antonio Álvarez	4	—	4	7	—	7
Bruce Carnegie-Brown	—	—	—	—	—	—
Javier Botín	4	—	4	23	—	23
Sol Daurella	51	—	51	49	—	49
Belén Romana	—	—	—	—	—	—
Ramiro Mato	—	—	—	1	—	1
Homaira Akbari	—	—	—	—	—	—
Henrique de Castro	—	—	—	—	—	—
Pamela Walkden	—	—	—	—	—	—
Luis Isasi	—	—	—	—	—	—
Sergio Rial[1]	—	—	—	5	—	5
Héctor Grisi	8	—	8	—	—	—
Gina Díez Barroso	1	—	1	—	—	—
Glenn Hutchins	—	—	—	—	—	—
Germán de la Fuente	—	—	—	—	—	—
	94	—	94	105	—	105
1.    Ceased as director of Banco Santander, S.A. on 1 January 2023
g) Senior management
The table below includes the amounts relating to the short-term remuneration of the members of senior management at 31 December 2023 and those at 31 December 2022, excluding the remuneration of the executive directors, which is detailed above. This amount has been reduced by 38% compared to that reported in 2014 (EUR 80,792 thousand):

EUR thousand
		Short-term salaries and deferred remuneration
			Variable remuneration (bonus) - Immediate payment		Deferred variable remuneration
Year	Number of persons	Fixed	In cash	In instruments[2]	In cash	In instruments[3]	Pensions	Other remuneration[1]	Total
2023	14	17,109	7,355	7,356	3,219	3,220	4,775	7,135	50,169
2022	14	18,178	7,733	7,733	3,398	3,399	5,339	6,956	52,736
1.    Includes other remuneration items such as life and medical insurance premiums and localization aids and lastly RSUs from PagoNxt S.L., for his work as a director in said entity.
2.    The amount of immediate payment for 2023 is 1,567,930 shares and 1,386,491share options (2,504,000 Santander shares in 2022).
3.    The deferred amount in instruments not linked to long-term objectives for 2023 is 700,305 shares and 554,597 share options ( 1,101,000 Santander shares in 2022).
The board of directors approved the 2023 Digital Transformation Incentive which is a variable remuneration scheme which delivers PagoNxt, S.L. RSUs and premium priced options (PPOs), and is aimed at up to 50 employees whose roles are considered key to PagoNxt’s success, including 1 senior executive who will receive EUR 200 thousand.
See note 46 to the 2023 Group's consolidated financial statements for further information on the Digital Transformation Incentive.
In 2023, the ratio of variable to fixed pay components was 120% of the total for senior managers, well within the maximum limit of 200% set by 2023 AGM.
Also, the detail of the breakdown of the remuneration linked to long-term objectives of the members of senior management at 31 December 2023 and 31 December 2022 is provided below. These remuneration payments shall be received, as the case may be, in the corresponding deferral periods, upon achievement of the conditions stipulated for each payment (see note 46):

EUR thousand
		Variable remuneration subject to long-term objectives[1]
Year	Number of people	Cash payment	Instrument payment	Total
2023	14	3,380	3,381	6,761
2022	14	3,568	3,569	7,137
1.    Relates to the fair value of the maximum annual amounts for years 2027, 2028 and 2029 of the eighth cycle of the deferred conditional variable remuneration plan (2026, 2027 and 2028 for the seventh cycle of the deferred variable compensation plan linked to annual objectives for the year 2022).
Additionally, members of senior management who stepped down from their roles in 2023 consolidated salary remuneration and other remuneration for a total amount of EUR 3,560 thousand (EUR 3,691 thousand in 2022). In 2023 they did not generate any right regarding variable pay subject to long-term objectives (this right has been generated in 2022 for a total amount of EUR 447 thousand).
The maximum number of Santander shares that the members of senior management at each plan grant date (excluding executive directors) were entitled to receive as of 31 December 2023 and 31 December 2022 relating to the deferred portion under the various plans then in force is the following (see note 46):

Maximum number of shares to be delivered
	2023	2022
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	18,500
Deferred conditional variable remuneration plan and linked to objectives (2017)	—	76,053
Deferred conditional variable remuneration plan and linked to objectives (2018)	72,734	155,758
Deferred conditional variable remuneration plan and linked to objectives (2019)	176,704	949,917
Deferred conditional variable remuneration plan and linked to objectives (2020)	728,200	1,438,437
Deferred conditional variable remuneration plan and linked to objectives (2021)	1,824,824	2,711,926
Deferred conditional variable remuneration plan and linked to objectives (2022)	2,320,032	—
Since the conditions established in the corresponding deferred share-based remuneration schemes for prior years had been met, the following number of Santander shares was delivered in 2023 and 2022 to the senior management, in addition to the payment of the related cash amounts:

Number of shares delivered
	2023	2022
Deferred conditional variable remuneration plan and linked to objectives (2016)	—	114,006
Deferred conditional variable remuneration plan and linked to objectives (2017)	11,046	107,891
Deferred conditional variable remuneration plan and linked to objectives (2018)	72,734	79,037
Deferred conditional variable remuneration plan and linked to objectives (2019)	88,352	288,041
Deferred conditional variable remuneration plan and linked to objectives (2020)	292,737	360,614
Deferred conditional variable remuneration plan and linked to objectives (2021)	456,206	2,556,117
Deferred conditional variable remuneration plan and linked to objectives (2022)	2,070,634	—
As indicated in note 5.c above, senior management participate in the benefit system created in 2012, which covers the contingencies of retirement, disability and death. Banco Santander makes annual contributions to the benefit plans of its senior managers. In 2012, the contracts of the senior managers with benefit pension commitments were amended to transform them into a contribution system. The system, which is outsourced to Santander Seguros y Reaseguros, Compañía Aseguradora, S.A., gives senior managers the right to receive benefits upon retirement, regardless of whether or not they are active at Banco Santander at such time, based on contributions to the system. This new system replaced their previous right to receive a pension supplement in the event of retirement. In the event of pre-retirement, and up to the retirement date, senior managers appointed prior to September 2015 are entitled to receive an annual allowance.
In addition, further to applicable remuneration regulations, from 2016 (inclusive), a discretionary pension benefit component of at least 15% of total remuneration in contributions to the pension system has been included. Under the regime corresponding to these discretionary benefits, the contributions that are calculated on variable remunerations are subject to malus and clawback clauses, subject to policies applicable at each time, and during the same period in which the variable remuneration is deferred.
Likewise, the annual contributions calculated on variable remunerations must be invested in Bank shares for a period of five years from the date that the senior manager leaves the Group, regardless of whether or not they leave to retire. Once that period has elapsed, the amount invested in shares will be reinvested, along with the remainder of the cumulative balance corresponding to the senior manager, or it will be paid to the senior manager or to their beneficiaries in the event of a contingency covered by the benefits system.

The contracts of some members of senior management were modified at the beginning of 2018 with the same objective and changes indicated in section c of this note for Ana Botín. The modifications, which are aimed at aligning the annual contributions with the practices of comparable institutions and reducing the risk of future obligations by eliminating the supplementary scheme for death (widowhood and orphanhood) and permanent disability in service without increasing the costs to the bank, are as follows:
•Contributions to the pensionable bases were reduced. Gross annual salaries were increased in the corresponding amount.
•The death and disability supplementary benefits were eliminated since 1 January 2018 for some members of senior management and since 1 April 2018 for executive directors. A fixed remuneration supplement reflected in other remuneration in the table above was implemented on the same date.
•The amounts insured for life and accident insurance were increased.
All of the above was done without an increase in total cost for the Bank.
The balance as of 31 December 2023 in the pension system for those who were part of senior management at year end amounted to EUR 57 million (EUR 54 million at 31 December 2022).
The net charge to income corresponding to pension amounted to EUR 4.7 million in 2023 (EUR 5.3 million in 31 December 2022).
In 2023 and 2022 there have been no payments in the form of a single payment of the annual voluntary pre-retirement allowance.
Additionally, the capital insured by life and accident insurance at 31 December 2023 of this group amounts to EUR 84.4 million (EUR 98 million at 31 December 2022).
h) Post-employment benefits to former directors and former senior executive vice presidents
The post-employment benefits and settlements paid in 2023 to former directors of the Bank, other than those detailed in note 5.c amounted to EUR 5.6 million and EUR 5.6 million in 2022, respectively. Also, the post-employment benefits and settlements paid in 2023 to former executive vice presidents amounted to EUR 15 million and EUR 4.8 million in 2022, respectively.
Contributions to insurance policies that hedge pensions to previous members of the Bank’s board of directors, amounted to EUR 0.17 million in 2023 (EUR 0.17 million in 2022). Likewise, contributions to insurance policies that hedge pensions for previous senior managers amounted to EUR 3.3 million in 2023 (EUR 3.1 million in 2022).
During the 2023 financial year, no releases or charges were recorded in the consolidated income statement for pension commitments and similar obligations held by the Group with previous former members of the bank's board of directors or former members of senior management in 2023 and 2022.
In addition, 'Provisions - Pension Fund and similar obligations' in the consolidated balance sheet as at 31 December 2023 included EUR 46 million in respect of the post-employment benefit obligations to former Directors of the Bank (EUR 48 million at 31 December 2022) and EUR 88 million corresponding to former members of senior management (EUR 99 million at 31 December 2022).
i) Pre-retirement and retirement
The board of directors approved an amendment to the contracts of executive directors whereby they ceased to have the right to pre-retire in case of termination of his contract.
j) Contract termination
The executive directors and members of senior management have indefinite-term employment contracts. Executive directors or senior managers whose contracts are terminated voluntarily or due to breach of duties are not entitled to receive any economic compensation. If Banco Santander terminates the contract for any other reason, they will be entitled to the corresponding legally-stipulated termination benefit, without prejudice to any compensation that may for non-competition obligations, as detailed in the directors' remuneration policy.
If Banco Santander were to terminate her contract, Ana Botín would have to remain at Banco Santander’s disposal for a period of 4 months in order to ensure an adequate transition, and would receive her fixed salary during that period.
k) Information on investments held by the directors in other companies and conflicts of interest
None of the members of the board of directors have declared that they or persons related to them may have a direct or indirect conflict of interest with the interests of Banco Santander, S.A., as set forth in article 229 of the Corporate Enterprises Act.